CONCENTRATION OF RISK (Details)											12 Months Ended
	Dec. 31, 2014 Credit risk PRC USD ($)	Dec. 31, 2014 Credit risk PRC CNY	Dec. 31, 2013 Credit risk PRC CNY	Dec. 31, 2014 Credit risk HK USD ($)	Dec. 31, 2014 Credit risk HK CNY	Dec. 31, 2013 Credit risk HK CNY	Dec. 31, 2014 Credit risk United States of America USD ($)	Dec. 31, 2014 Credit risk United States of America CNY	Dec. 31, 2013 Credit risk United States of America CNY	Dec. 31, 2014 Supplier risk Costs of bandwidth resources item	Dec. 31, 2014 Supplier risk Costs of bandwidth resources Two major PRC telecom carriers	Dec. 31, 2013 Supplier risk Costs of bandwidth resources Two major PRC telecom carriers	Dec. 31, 2012 Supplier risk Costs of bandwidth resources Two major PRC telecom carriers
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 41,383,000	256,768,000	173,048,000	$ 23,011,000	142,773,000	117,657,000	$ 7,174,000	44,511,000	47,387,000
Percentage of concentration risk											97.00%	94.00%	94.00%
Number of major PRC telecom carriers										2